united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2017

1-877-7PWRINC
1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception **
Power Income VIT Fund - Class 1	2.88%	5.73%	1.84%	3.59%	3.51%
Power Income VIT Fund - Class 2	1.74%	3.43%	(0.15)%	1.89%	1.86%
Bloomberg Barclays Capital U.S. Aggregate Bond Index***	2.27%	(0.31)%	2.48%	2.21%	2.33%
Merrill Lynch U.S. High Yield Master II Index****	4.91%	12.75%	4.48%	6.91%	6.85%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2017 are 2.56% and 3.06% for Class 1 and Class 2 respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

**	Inception date for Class 1 and Class 2 shares is April 30, 2012.

***	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

****	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2017

Holdings By Investment Type	% of Net Assets
Mutual Funds	82.9%
Short-Term Investments	17.3%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	MUTUAL FUNDS - 82.9%
	DEBT FUNDS - 82.9%
103,981	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$1,057,168
212,361	BlackRock High Yield Portfolio - Institutional Class	1,650,049
166,980	Columbia High Yield Bond Fund - Retail Class	495,931
41,449	Deutsche High Income Fund - Institutional Class	197,712
19,854	Hartford High Yield Fund - Institutional Class	148,506
46,894	Invesco High Yield Fund - Retail Class	197,892
73,122	JPMorgan High Yield Fund - Institutional Class	544,029
38,778	Lord Abbett High Yield Fund - Institutional Class	297,814
51,253	MainStay High Yield Corporate Bond Fund - Institutional Class	295,217
10,226	Metropolitan West High Yield Bond Fund - Institutional Class	99,088
56,032	Neuberger Berman High Income Bond Fund - Institutional Class	491,957
22,929	Northeast Investors Trust - Retail Class	109,828
165,462	PIMCO High Yield Fund - Institutional Class	1,489,162
61,337	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	534,246
15,298	RidgeWorth Seix High Income Fund - Institutional Class	98,977
23,555	RidgeWorth Seix High Yield Fund - Institutional Class	197,865
	TOTAL MUTUAL FUNDS (Cost - $7,817,561)	7,905,441

	SHORT-TERM INVESTMENTS - 17.3%
	MONEY MARKET FUNDS - 17.3%
1,604	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.75% *	1,604
1,612	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.81% *	1,612
1,648,492	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.86% *	1,648,492
1,747	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.59% *	1,747
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,653,455)	1,653,455

	TOTAL INVESTMENTS - 100.2% (Cost - $9,471,016) (a)	$9,558,896
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(23,677)
	NET ASSETS - 100.0%	$9,535,219

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on June 30, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,471,016 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$90,598
Unrealized depreciation	(2,718)
Net unrealized appreciation	$87,880

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

ASSETS
Investment securities:
At cost	$9,471,016
At value	$9,558,896
Dividends and interest receivable	157
Prepaid expenses and other assets	117
TOTAL ASSETS	9,559,170

LIABILITIES
Accrued audit fees payable	7,194
Investment advisory fees payable	5,179
Distribution (12b-1) fees payable	3,955
Payable for Fund shares redeemed	764
Payable to related parties	544
Accrued expenses and other liabilities	6,315
TOTAL LIABILITIES	23,951
NET ASSETS	$9,535,219

Composition of Net Assets:
Paid in capital	$9,451,510
Accumulated net investment income	189,984
Accumulated net realized loss from security transactions	(194,155)
Net unrealized appreciation on investments	87,880
NET ASSETS	$9,535,219

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$119
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.70	(a)

Class 2 Shares:
Net Assets	$9,535,100
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	957,504
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.96

(a)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME
Dividends	$231,761
Interest	2,658
TOTAL INVESTMENT INCOME	234,419
EXPENSES
Investment advisory fees	49,522
Distribution (12b-1) fees:
Class 2	24,760
Professional fees	20,042
Accounting services fees	12,486
Compliance officer fees	9,859
Administrative services fees	7,432
Trustees fees and expenses	5,955
Printing and postage expenses	3,719
Custodian fees	2,479
Transfer agent fees	1,488
Insurance expense	248
Other expenses	496
TOTAL EXPENSES	138,486
Less: Fees waived/expenses reimbursed by the Advisor	(14,742)
NET EXPENSES	123,744

NET INVESTMENT INCOME	110,675

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	75,605
Net change in unrealized depreciation on investments	(18,036)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	57,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,244

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
FROM OPERATIONS
Net investment income	$110,675	$79,309
Net realized gain from security transactions	75,605	230,899
Net change in unrealized appreciation (depreciation) on investments	(18,036)	213,044
Net increase in net assets resulting from operations	168,244	523,252

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	887,902	1,674,218
Payments for shares redeemed:
Class 2	(1,910,313)	(5,542,167)
Net decrease in net assets from shares of beneficial interest	(1,022,411)	(3,867,949)

TOTAL DECREASE IN NET ASSETS	(854,167)	(3,344,697)

NET ASSETS
Beginning of Period	10,389,386	13,734,083
End of Period *	$9,535,219	$10,389,386
*Includes undistributed net investment income of:	$189,984	$79,309

SHARE ACTIVITY
Class 1:
Shares Reinvested	—	— (a)
Net increase in shares of beneficial interest outstanding	—	— (a)

Class 2:
Shares Sold	89,996	174,151
Shares Redeemed	(193,289)	(577,337)
Net decrease in shares of beneficial interest outstanding	(103,293)	(403,186)

(a)	Less than 1 share.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the Six Months		For the	For the	For the	For the	For the
	Ended June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$10.41		$9.74	$10.10	$10.58	$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.26		0.07	0.18	0.39	0.47	0.10
Net realized and unrealized gain (loss) on investments	0.03		0.60	(0.26)	(0.32)	0.11	0.21
Total from investment operations	0.29		0.67	(0.08)	0.07	0.58	0.31
Less distributions from:
Net investment income	—		—	(0.28)	(0.39)	(0.20)	—
Net realized gains	—		—	—	(0.16)	(0.11)	—
Total distributions	—		—	(0.28)	(0.55)	(0.31)	—
Net asset value, end of period	$10.70		$10.41	$9.74	$10.10	$10.58	$10.31
Total return (3)	2.88	% (4)	6.88%	(0.83)%	0.63%	5.74%	3.10	% (4)
Net assets, at end of period	$119		$116	$109	$110	$109	$103
Ratio of gross expenses to average net assets before waiver (5)	2.30	% (6)	2.04%	1.76%	1.75%	1.52%	1.68	% (6)
Ratio of net expenses to average net assets after waiver (5)	2.00	% (6)	2.00%	1.76%	1.75%	1.52%	1.68	% (6)
Ratio of net investment income to average net assets (5,7)	2.71	% (6)	0.66%	0.24%	1.48%	3.30%	1.42	% (6)
Portfolio Turnover Rate	81	% (4)	365%	459%	314%	340%	274	% (4)

(1)	The Power Income VIT Fund’s Class 1 shares commenced operations April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 2
	For the Six Months		For the	For the	For the	For the	For the
	Ended June 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$9.79		$9.38	$9.86	$10.49	$10.27	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.11		0.07	(0.03)	0.21	0.29	0.13
Net realized and unrealized gain (loss) on investments	0.06		0.34	(0.22)	(0.32)	0.17	0.14
Total from investment operations	0.17		0.41	(0.25)	(0.11)	0.46	0.27
Less distributions from:
Net investment income	—		—	(0.23)	(0.36)	(0.13)	—
Net realized gains	—		—	—	(0.16)	(0.11)	—
Total distributions	—		—	(0.23)	(0.52)	(0.24)	—
Net asset value, end of period	$9.96		$9.79	$9.38	$9.86	$10.49	$10.27
Total return (3)	1.74	% (4)	4.37%	(2.51)%	(1.08)%	4.60%	2.70	% (4)
Net assets, at end of period (000s)	$9,535		$10,389	$13,734	$16,398	$20,859	$29,930
Ratio of gross expenses to average net assets before waiver (5)	2.80	% (6)	2.54%	2.26%	2.25%	2.02%	2.18	% (6)
Ratio of net expenses to average net assets after waiver (5)	2.50	% (6)	2.50%	2.26%	2.25%	2.02%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	2.21	% (6)	0.68%	(0.26)%	1.98%	2.80%	1.92	% (6)
Portfolio Turnover Rate	81	% (4)	365%	459%	314%	340%	274	% (4)

(1)	The Power Income VIT Fund’s Class 2 shares commenced operations April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2017

1.	ORGANIZATION

The Power Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s primary investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective. The Fund commenced operations on April 30, 2012.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Power Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Power Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,905,441	$—	$—	$7,905,441
Short-Term Investments	1,653,455	—	—	1,653,455
Total	$9,558,896	$—	$—	$9,558,896

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into and out of Level 1 and 2 during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open 2014 – 2016 tax years, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Power Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six-months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $7,496,232 and $9,728,663, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Fund and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six-months ended June 30, 2017, the Advisor earned advisory fees of $49,522.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2018 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended December 31, 2016, the Advisor waived fees in the amount of $4,439 which is subject to recapture until December 31, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the six-months ended June 30, 2017, the Fund incurred distribution fees under the Plan of $24,760 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. During the six-months ended June 30, 2017, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Power Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

There were no distributions paid for the year ended December 31, 2016.

The tax character of all distributions paid for the fiscal year ended December 31, 2015 was ordinary income, in an amount totaling $340,238.

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Deficit
$79,309	$—	$—	$(269,760)	$—	$105,916	$(84,535)

At December 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring FYE	Short-Term	Long-Term	Total
$—	$269,760	$—	$269,760

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Nationwide Life Insurance Co. held approximately 69.0% of the voting securities for the benefit of others.

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Power Income VIT Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as annuity costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/2017	6/30/2017	1/1/2017 – 6/30/2017
Class 1	2.00%	$1,000.00	$1,028.80	$10.06
Class 2	2.50%	$1,000.00	$1,017.40	$12.51

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/2017	6/30/2017	1/1/2017 – 6/30/2017
Class 1	2.00%	$1,000.00	$1,014.88	$9.99
Class 2	2.50%	$1,000.00	$1,012.40	$12.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/17